Fair value measurement	12 Months Ended
Mar. 31, 2025
Fair Value Measurement
Fair value measurement

7.	Fair value measurement

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial instruments that are carried in the consolidated financial statements.

Fair values

The management assessed that the fair values of trade receivables, cash and cash equivalent, term deposits, trade payables, borrowings, security deposits and other liabilities approximates their carrying amounts largely due to the short-term maturities of these instruments.

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2024	2025	2024	2025
Financial assets
Assets carried at amortized cost
Trade and other receivables	4,637,243	5,568,241	4,637,243	5,568,241
Cash and cash equivalents	1,741,950	605,802	1,741,950	605,802
Term deposits	2,757,824	1,354,170	2,757,824	1,300,155
Other financial assets	167,297	155,436	167,297	155,436
Total	9,304,314	7,683,649	9,304,314	7,683,649

Financial liabilities
Liabilities carried at amortized cost
Trade and other payables	2,608,087	2,953,069	2,608,087	2,953,069
Borrowings	638,192	545,864	638,192	545,864
Other liabilities	418,969	93,924	418,969	93,924
Lease liabilities	215,742	238,149	215,742	238,149
Total	3,880,990	3,831,006	3,880,990	3,831,006

Fair value hierarchy

The table below analyses/disclose level wise fair value for financial instruments which are either carried at fair value or require fair value disclosure being long-term in nature. The different levels of fair value have been defined as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

		March 31, 2024
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	2,757,824	-	2,757,824	-	2,757,824
Other financial assets	167,297	-	167,297	-	167,297
Total assets	2,925,121	-	2,925,121	-	2,925,121
Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	638,192	-	638,192	-	638,192
Other liabilities	418,969	-	418,969	-	418,969
Total Liabilities	1,057,161	-	1,057,161	-	1,057,161

		March 31, 2025
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	1,354,170	-	1354,170	-	1,354,170
Other financial assets	155,436	-	155,436	-	155,436
Total assets	1,509,606	-	1,509,606	-	1,509,606

Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	545,864	-	545,864	-	545,864
Lease liabilities	238,149	-	238,149	-	238,149
Total Liabilities	784,013	-	784,013	-	784,013

There are no material differences between carrying value and fair value determined.

There were no transfers between Level 1, Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2024 and March 31, 2025 as well as the inputs used.

Type	Valuation technique	Inputs used
Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.

Term deposits	Discounted cash flows	Prevailing interest rate in market, cash flows.

Other financial assets	Discounted cash flows	Prevailing interest rate in market, cash flows.

Other liabilities	Discounted cash flows	Prevailing interest rate in market, cash flows.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)